Loans and Allowance for Loan Losses - Schedule of Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Categories of impaired loans
Non-Accrual	$ 18,700	$ 25,459
Performing TDRs	1,661	1,795
Total impaired loans	$ 20,361	$ 27,254